Interest-bearing Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Interest-bearing Financial Liabilities

As at December 31, 2017 and 2016, this account consists of the following:

	2017	2016
	(in million pesos)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 9 and 28)	157,654	151,759

Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 9 and 28)	14,957	33,273

Summary of Changes to Unamortized Debt Discount

The following table describes all changes to unamortized debt discount for the years ended December 31, 2017 and 2016:

	2017	2016
	(in million pesos)
Unamortized debt discount at beginning of the year	631	676
Additions during the year	113	185
Accretion during the year included as part of Financing costs – net (Note 5)	(219)	(230)
Unamortized debt discount at end of the year (Note 28)	525	631

Summary of Long-term Debt

As at December 31, 2017 and 2016, long-term debt consists of:

Description	Interest Rates	2017		2016
		(in millions)
U.S. Dollar Debts:
Export Credit Agencies-Supported Loans:
Exportkreditnamnden, or EKN	1.4100% to 1.9000% and US$ LIBOR + 0.3000% in 2017 and 2016	US$11	Php547	US$31	Php1,533
China Export and Credit Insurance Corporation, or Sinosure	US$ LIBOR + 1.0000% to 1.8000% in 2016	—	—	—	—
EKN and AB Svensk Exportkredit, or SEK	3.9550% in 2016	—	—	—	—
		11	547	31	1,533
Fixed Rate Notes	8.3500% in 2017 and 2016	—	—	228	11,362
Term Loans:
GSM Network Expansion Facilities	US$ LIBOR + 1.1125% in 2017 and US$ LIBOR + 0.8500% to 1.1125% in 2016	—	—	5	276
Others	2.8850% and US$ LIBOR + 0.7900% to 1.6000% in 2017 and 2016	690	34,485	905	45,021
		US$701	35,032	US$1,169	58,192
Philippine Peso Debts:
Corporate Notes	5.3300% to 6.2600% in 2017 and 2016		15,675		21,105
Fixed Rate Retail Bonds	5.2250% to 5.2813% in 2017 and 2016		14,922		14,902
Term Loans:
Unsecured Term Loans	3.9000% to 6.64044%; BSP overnight rate and PDST-R2 + 1.0000% in 2017 and 3.9000% to 5.6400%; BSP overnight rate - 0.3500% to BSP overnight rate and PDST-R2 + 1.0000% in 2016		106,982		90,833
			137,579		126,840
Total long-term debt (Note 28)			172,611		185,032
Less portion maturing within one year (Note 28)			14,957		33,273
Noncurrent portion of long-term debt (Note 28)			Php157,654		Php151,759

Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values

The scheduled maturities of our consolidated outstanding long-term debt at nominal values as at December 31, 2017 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2018	259	12,923	2,181	15,104
2019	110	5,493	14,616	20,109
2020	210	10,509	8,783	19,292
2021	45	2,267	19,923	22,190
2022	31	1,518	14,217	15,735
2023 and onwards	50	2,498	78,208	80,706
(Note 28)	705	35,208	137,928	173,136

Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies

In order to acquire imported components for our network infrastructure in connection with our expansion and service improvement programs, we obtained loans extended and/or guaranteed by various export credit agencies as at December 31, 2017 and 2016:

			Terms				Cancelled
Loan	Date of Loan			Final		Drawn	Undrawn	Paid in	Outstanding Amounts
Amount	Agreement	Lender(s)	Installments	Installment	Dates Drawn	Amount	Amount	full on	2017		2016
						(in millions)			(in millions)
U.S. Dollar Debts
EKN, the Export-Credit Agency of Sweden
DMPI
US$59.2M(1)	December 17, 2007	ING Bank N.V., or ING Bank, Societe Generale and Calyon	18 equal semi-annual	March 31, 2017	Various dates in 2008-2009	US$59.1	US$0.1	March 31, 2017	US$—	Php—	US$3	Php168
DMPI
US$51.2M(2)	December 17, 2007	ING Bank,Societe Generale and Calyon	18 equal semi-annual	June 30, 2017	Various dates in 2008-2009	51.1	0.1	March 31, 2017	—	—	3	146
Smart
US$49M(3) Tranche A1: US$24M; Tranche A2: US$24M; Tranche B: US$1M	June 10, 2011	Nordea Bank AB (publ), or Nordea Bank, subsequently assigned to SEK on July 5, 2011	10 equal semi-annual	Tranche A1 and B:December 29, 2016; Tranche A2: October 30, 2017	Various dates in 2012 and February 21, 2013	49.0	—	April 28, 2017	—	—	5(*)	233(*)
Smart
US$45.6M(3) Tranche A1: US$25M; Tranche A2: US$19M; Tranche B1: US$0.9M; Tranche B2: US$0.7M	February 22, 2013	Nordea Bank, subsequently assigned to SEK on July 3, 2013	10 equal semi-annual, commencing 6 months after the applicable mean delivery date	Tranche A1 and B1: July 16, 2018; Tranche A2 and B2: April 15, 2019	Various dates in 2013-2014	45.6	—	—	11(*)	547(*)	20(*)	986(*)
									US$11	Php547	US$31	Php1,533

(*)	Amounts are net of unamortized discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance the equipment and service contracts for the Phase 7 North Luzon Expansion and Change-out Project.
(2)	The purpose of this loan is to finance the equipment and service contracts for the Phase 7 Expansion Project in Visayas and Mindanao.
(3)	The purpose of this loan is to finance the supply and services contracts for the modernization and expansion project.

			Terms				Cancelled
Loan	Date of Loan			Final	Dates	Drawn	Undrawn	Paid in	Outstanding Amounts
Amount	Agreement	Lender(s)	Installments	Installment	Drawn	Amount	Amount	full on	2017		2016
						(in millions)			(in millions)
Sinosure
DMPI
US$23.8M(1)	November 10, 2008	ING Bank	14 equal semi-annual	September 1, 2016	Various dates in 2008-2009	US$23.8	US$–	March 1, 2016	US$–	Php–	US$–	Php–
DMPI
US$5.5M(2)	November 10, 2008	ING Bank	14 equal semi-annual	September 1, 2016	Various dates in 2008-2009	5.5	—	March 1, 2016	—	—	—	—
DMPI
US$4.9M(3)	November 10, 2008	ING Bank	14 equal semi-annual	September 1, 2016	Various dates in 2008-2009	4.9	—	March 1, 2016	—	—	—	—
DMPI
US$50M(4)	December 16, 2009	China Citic Bank Corporation Ltd., subsequently assigned to ING Bank on December 9, 2011	14 equal semi-annual	December 17, 2017	Various dates in 2010	48.0	2.0	June 16, 2016	—	—	—	—
DMPI
US$117M(5)	September 15, 2010	China Development Bank and The Hong Kong and Shanghai Banking Corporation Limited	15 equal semi-annual	April 10, 2018	Various dates in 2011	116.3	1.0	April 11, 2016	—	—	—	—
									US$–	Php–	US$–	Php–

(1)	The purpose of this loan is to finance the equipment and service contracts for the Phase 7 Core Expansion Project.
(2)	The purpose of this loan is to finance the equipment and service contracts for the supply of 3G network in NCR.
(3)	The purpose of this loan is to finance the equipment and service contracts for the Phase 7 Intelligent Network Expansion Project.
(4)

The purpose of this loan is to finance the equipment, software and related materials for the Phase 2 3G Expansion, transmission for the Phase 2 3G Expansion and Phase 8A NCR and South Luzon BSS Expansion Projects.

(5)

The purpose of this loan is to finance the purchase of equipment and related materials for the expansion of Phase 8A and 8B Core and IN Network Expansion; Phase 8B NCR and SLZ BSS Network Expansion Project and Phase 3 3G Network Roll-out Project.

			Terms				Cancelled
Loan	Date of Loan			Final	Dates	Drawn	Undrawn	Paid in	Outstanding Amounts
Amount	Agreement	Lender(s)	Installments	Installment	Drawn	Amount	Amount	full on	2017		2016
						(in millions)			(in millions)
EKN and SEK, he Export edit gency of Sweden
DMPI
US$96.6M(6)	April 28, 2009	Nordea Bank and ING Bank	17 equal semi-annual	Tranche 1: February 28, 2018; Tranche 2: November 30, 2018	Various dates in 2009-2011	US$96.6	US$–	Tranche 1: August 30, 2016; Tranche 2: May 30, 2016	US$–	Php–	US$–	Php–
									US$–	Php–	US$–	Php–

(6)	The purpose of this loan is to finance the supply of GSM mobile telephone equipment and related services.

Loan			Terms		Repurchase		Paid in	Outstanding Amounts
Amount	Issuance Date	Trustee	Installments	Maturity	Date	Amount	full on	2017		2016
						(in millions)		(in millions)
Fixed Rate Notes
PLDT
US$300M(1)	March 6, 1997	Deutsche Bank Trust Company Americas	Non- amortizing	March 6, 2017	Various dates in 2008-2014	US$71.6	March 6, 2017	US$–	Php–	US$228(*)	Php11,362(*)

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	This fixed rate note has a coupon rate of 8.3500%. The purpose of this note is to finance service improvements and expansion programs.

			Terms				Cancelled
	Date of Loan			Final		Drawn	Undrawn	Paid in	Outstanding Amounts
Loan Amount	Agreement	Lender(s)	Installments	Installment	Dates Drawn	Amount	Amount	full on	2017		2016
						(in millions)			(in millions)
Term Loans
GSM Network Expansion Facilities
Smart
US$60M(1)	June 6, 2011	The Bank of Tokyo- Mitsubishi UFJ, Ltd., or Bank of Tokyo	8 equal semi- annual, commencing on the 18th month from signing date	June 6, 2016	Various dates in 2012	US$60	US$–	June 6, 2016	US$–	Php–	US$–	Php–
Smart
US$50M(2)	August 19, 2011	Finnish Export Credit, Plc, or FEC	10 equal semi-annual, commencing 6 months after August 19, 2012	August 19, 2016	Various dates in 2012	50	—	August 19, 2016	—	—	—	—
Smart
US$50M(1)	May 29, 2012	Bank of Tokyo	9 equal semi-annual, commencing on May 29, 2013	May 29, 2017	Various dates in 2012	50	—	May 29, 2017	—	—	5(*)	276(*)
									US$–	Php–	US$5	Php276

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance the equipment and service contracts for the modernization and expansion project.
(2)	The purpose of this loan is to finance the supply contracts for the modernization and expansion project.

						Cancelled
Loan	Date of Loan				Drawn	Undrawn	Paid in	Outstanding Amounts
Amount	Agreement	Lender(s)	Terms	Dates Drawn	Amount	Amount	full on	2017		2016
					(in millions)			(in millions)
Other Term Loans(1)
PLDT
US$150M	March 7, 2012	Syndicate of Banks with Bank of Tokyo as Facility Agent	9 equal semi-annual, commencing on the date which falls 12 months after the date of the loan agreement, with final installment on March 7, 2017	Various dates in 2012	US$150	US$–	March 7, 2017	US$–	Php–	US$17	Php830
PLDT
US$300M	January 16, 2013	Syndicate of Banks with Bank of Tokyo as Facility Agent	9 equal semi-annual, commencing on the date which falls 12 months after the date of the loan agreement, with final installment on January 16, 2018	Various dates in 2013	300	—	January 16, 2018	33	1,665	100	4,977
Smart
US$35M	January 28, 2013	China Banking Corporation, or CBC	10 equal semi-annual, with final installment on January 29, 2018	May 7, 2013	35	—	January 30, 2017	—	—	10	522

Smart
US$50M	March 25, 2013	FEC	9 equal semi-annual, commencing six months after drawdown date, with final installment on March 23, 2018	Various dates in 2013 and 2014	32	18	—	3(*)	178(*)	11(*)	531(*)
Smart
US$80M	May 31, 2013	CBC	10 equal semi-annual, commencing six months after drawdown date, with final installment on May 31, 2018	September 25, 2013	80	—	—	8	400	24	1,194
Smart
US$120M	June 20, 2013	Mizuho Bank Ltd. and Sumitomo Mitsui Banking Corporation with Sumitomo as Facility Agent	8 equal semi-annual, commencing six months after drawdown date, with final installment on June 20, 2018	September 25, 2013	120	—	—	15(*)	747(*)	45(*)	2,226(*)
Smart
US$100M	March 7, 2014	Bank of Tokyo	9 equal semi-annual, commencing 12 months after drawdown date, with final installment on March 7, 2019	Various dates in 2014 March 2, 2015	90 10	—	—	33(*)	1,658(*)	55(*)	2,744(*)
								US$92	Php4,648	US$262	Php13,024

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

						Cancelled
Loan	Date of Loan				Drawn	Undrawn	Paid in	Outstanding Amounts
Amount	Agreement	Lender(s)	Terms	Dates Drawn	Amount	Amount	full on	2017		2016
					(in millions)			(in millions)
Smart
US$50M	May 14, 2014	Mizuho Bank Ltd.	9 equal semi-annual, commencing 11 months after drawdown date, with final installment on May 14, 2019	July 1, 2014	US$50	US$–	—	US$17(*)	Php828(*)	US$28(*)	Php1,372(*)
PLDT
US$100M	August 5, 2014	Philippine National Bank, or PNB	Annual amortization rate of 1% of the issue price on the first year up to the fifth year from the initial drawdown date, with final installment on August 11, 2020	Various dates in 2014	100	—	—	97	4,846	98	4,877
PLDT
US$50M	August 29, 2014	Metrobank	Semi-annual amortization rate of 1% of the issue price on the first year up to the fifth year from the initial drawdown date and the balance payable upon maturity on September 2, 2020	September 2, 2014	50	—	—	49	2,435	49	2,451
PLDT
US$200M Tranche A: US$150M; Tranche B: US$50M	February 26, 2015	Bank of Tokyo	Commencing 36 months after loan date, with semi-annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022	Various dates in 2015	200	—	—	199(*)	9,945(*)	198(*)	9,879(*)
Smart
US$200M	March 4, 2015	Mizuho Bank Ltd.	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020	Various dates in 2015	200	—	—	110(*)	5,511(*)	154(*)	7,663(*)
Smart
US$100M	December 7, 2015	Mizuho Bank Ltd.	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022	Various dates in 2016	100	—	—	76(*)	3,791(*)	91(*)	4,521(*)
PLDT
US$25M	March 22, 2016	NTT Finance Corporation	Non-amortizing, payable upon maturity on March 30, 2023	March 30, 2016	25	—	—	25(*)	1,241(*)	25(*)	1,234(*)
PLDT
US$25M	January 31, 2017	NTT Finance Corporation	Non-amortizing, payable upon maturity on March 27, 2024	March 30, 2017	25	—	—	25(*)	1,240(*)	—	—
								598	29,837	643	31,997
								US$690	Php34,485	US$905	Php45,021

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

	Date of Loan			Date of Issuance/	Prepayments		Outstanding Amounts
Loan Amount	Agreement	Facility Agent	Terms	Drawdown	Amount	Date	2017	2016
					(in millions)		(in millions)
Philippine Peso Debts
Fixed Rate Corporate Notes(1)
Smart
Php5,500M Series A: Php1,910M;	March 15, 2012	Metrobank	Series A: 1% annual amortization starting March 19, 2013, with the balance of 96% payable on March 20, 2017;	Drawn and issued on March 19, 2012	Php1,376 2,803	July 19, 2013 June 19, 2017	Php-	Php3,930(*)
Series B: Php3,590M			Series B: 1% annual amortization starting March 19, 2013 with the balance of 91% payable on March 19, 2022
PLDT
Php1,500M	July 25, 2012	Metrobank	Annual amortization rate of 1% of the issue price on the first year up to the sixth year from issue date and the balance payable upon maturity on July 27, 2019	July 27, 2012	1,188	July 29, 2013	285	288
PLDT
Php8,800M Series A: Php4,610M;	September 19, 2012	Metrobank	Series A: 1% annual amortization on the first up to sixth year, with the balance payable on September 21, 2019;	September 21, 2012	2,055	June 21, 2013	6,408	6,475
Series B: Php4,190M			Series B: 1% annual amortization on the first up to ninth year, with the balance payable on September 21, 2022
PLDT
Php6,200M Series A: 7-year notesPhp3,775M;	November 20, 2012	BDO Unibank, Inc., or BDO	Series A: Annual amortization rate of 1% of the issue price on the first year up to the sixth year from issue date and the balance payable upon maturity on November 22, 2019;	November 22, 2012	—	—	5,890	5,952
Series B: 10-year notesPhp2,425M			Series A: Annual amortization rate of 1% of the issue price on the first year up to the sixth year from issue date and the balance payable upon maturity on November 22, 2019;
Smart
Php1,376M Series A: Php742M;	June 14, 2013	Metrobank	Series A: Annual amortization equivalent to 1% of the principal amount starting June 19, 2014 with the balance of 97% payable on March 20, 2017;	June 19, 2013	608	June 19, 2017	—	1,335
Series B: Php634M			Series B: Annual amortization equivalent to 1% of the principal amount starting June 19, 2014 with the balance of 92% payable on March 21, 2022
PLDT
Php2,055M Series A: Php1,735M;	June 14, 2013	Metrobank	Series A: Annual amortization rate of 1% of the issue price up to the fifth year and the balance payable upon maturity on September 21, 2019;	June 21, 2013	—	—	1,952	1,973
Series B: Php320M			Series B: Annual amortization rate of 1% of the issue price up to the eighth year and the balance payable upon maturity on September 21, 2022
PLDT
Php1,188M	July 19, 2013	Metrobank	Annual amortization rate of 1% of the issue on the first year up to the fifth year from the issue date and the balance payable upon maturity on July 27, 2019	July 29, 2013	—	—	1,140	1,152
							Php15,675	Php21,105

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

				Date of Issuance/	Prepayments		Outstanding Amounts
Loan Amount	Date of Agreement	Paying Agent	Terms	Drawdown	Amount	Date	2017	2016
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024	February 6, 2014	Php–	—	Php14,922(*)	Php14,902(*)

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)

This fixed rate retail corporate bond is comprised of Php12.4 billion and Php2.6 billion due in 2021 and 2024 with a coupon rate of 5.2250% and 5.2813%, respectively.  The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

Loan	Date of Loan			Dates	Drawn	Cancelled Undrawn		Outstanding Amounts
Amount	Agreement	Lender(s)	Terms	Drawn	Amount	Amount	Paid in full on	2017	2016
			(in millions)		(in millions)
Term Loans
Unsecured Term Loans(1)
PLDT
Php2,000M	March 20, 2012	RCBC	Annual amortization rate of 1% on the fifth year up to the ninth year from the initial drawdown date and the balance payable upon maturity on April 12, 2022	April 12, 2012	Php2,000	Php–	—	Php1,980	Php2,000
PLDT
Php3,000M	April 27, 2012	Land Bank of the Philippines, or LBP	Annual amortization rate of 1% on the first year up to the fourth year from drawdown date and the balance payable upon maturity on July 18, 2017	July 18, 2012	3,000	—	January 18, 2017	—	2,880
PLDT
Php2,000M	May 29, 2012	LBP	Annual amortization rate of 1% on the first year up to the fourth year from drawdown date and the balance payable upon maturity on June 27, 2017	June 27, 2012	2,000	—	June 27, 2017	—	1,920
Smart
Php1,000M	June 7, 2012	LBP	Annual amortization rate of 1% of the principal amount commencing on the first year of the initial drawdown up to the fourth year and the balance payable upon maturity on August 22, 2017	August 22, 2012	1,000	—	February 22, 2017	—	960
PLDT
Php200M	August 31, 2012	Manufacturers Life Insurance Co. (Phils.), Inc.	Payable in full upon maturity on October 9, 2019	October 9, 2012	200	—	—	200	200
PLDT
Php1,000M	September 3, 2012	Union Bank of the Philippines, or Union Bank	Annual amortization rate of 1% on the first year up to the sixth year from the initial drawdown date and the balance payable upon maturity on January 13, 2020	January 11, 2013	1,000	—	—	960	970
PLDT
Php1,000M	October 11, 2012	Philippine American Life and General Insurance Company, or Philam Life	Payable in full upon maturity on December 5, 2022	December 3, 2012	1,000	—	—	1,000	1,000
Smart
Php3,000M	December 17, 2012	LBP	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on December 20, 2019	Various dates in 2012-2013	3,000	—	—	2,850	2,880
PLDT
Php2,000M	November 13, 2013	Bank of the Philippine Islands, or BPI	Annual amortization rate of 1% on the first year up to the sixth year from the initial drawdown and the balance payable upon maturity on November 22, 2020	Various dates in 2013-2014	2,000	—	—	1,920	1,940
Smart
Php3,000M	November 25, 2013	Metrobank	Annual amortization rate of 10% of the total amount drawn for six years and the final installment is payable upon maturity on November 27, 2020	November 29, 2013	3,000	—	—	1,795(*)	2,093(*)
								Php10,705	Php16,843

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance the capital expenditures and/or refinance existing loan obligations, which were utilized for service improvements and expansion programs.

Loan	Date of Loan				Drawn	Cancelled Undrawn		Outstanding Amounts
Amount	Agreement	Lender(s)	Terms	Dates Drawn	Amount	Amount	Paid in full on	2017	2016
					(in millions)			(in millions)
Smart
Php3,000M	December 3, 2013	BPI	Annual amortization rate of 1% of the total amount drawn for the first six years and the final installment is payable upon maturity on December 10, 2020	December 10, 2013	Php3,000	Php–	—	Php2,874(*)	Php2,901(*)
Smart
Php3,000M	January 29, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 5, 2014	3,000	—	—	2,903(*)	2,931(*)
Smart
Php500M	February 3, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 7, 2014	500	—	—	485	490
Smart
Php2,000M	March 26, 2014	Union Bank	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021	March 28, 2014	2,000	—	—	1,940	1,960
PLDT
Php1,500M	April 2, 2014	Philam Life	Payable in full upon maturity on April 4, 2024	April 4, 2014	1,500	—	—	1,500	1,500
Smart
Php500M	April 2, 2014	BDO	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021	April 4, 2014	500	—	—	485	490
PLDT
Php1,000M	May 23, 2014	Philam Life	Payable in full upon maturity on May 28, 2024	May 28, 2014	1,000	—	—	1,000	1,000
PLDT
Php1,000M	June 9, 2014	LBP	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on June 13, 2024	June 13, 2014	1,000	—	—	970	980
PLDT
Php1,500M	July 28, 2014	Union Bank	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on July 31, 2024	July 31, 2014	1,500	—	—	1,455	1,470
PLDT
Php2,000M	February 25, 2015	BPI	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on March 24, 2025	Various dates in 2013-2014	2,000	—	—	1,960	1,980
PLDT
Php3,000M	June 26, 2015	BPI	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on June 30, 2025	June 30, 2015	3,000	—	—	2,940	2,970
PLDT
Php5,000M	August 3, 2015	Metrobank	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on September 23, 2025	Various dates in 2015	5,000	—	—	4,900	4,950
								Php23,412	Php23,622

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

Loan	Date of Loan			Dates	Drawn	Cancelled Undrawn		Outstanding Amounts
Amount	Agreement	Lender(s)	Terms	Drawn	Amount	Amount	Paid in full on	2017	2016
					(in millions)			(in millions)
Smart
Php5,000M	August 11, 2015	Metrobank	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025	September 1, 2015	Php5,000	Php–	—	Php4,880(*)	Php4,928(*)
Smart
Php5,000M	December 11, 2015	BPI	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025	December 21, 2015	5,000	—	—	4,880(*)	4,927(*)
Smart
Php5,000M	December 16, 2015	Metrobank	Annual amortization rate of 1% of the principal amount up to the tenth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026	December 28, 2015	5,000	—	—	4,879(*)	4,927(*)
Smart
Php7,000M	December 18, 2015	CBC	Annual amortization rate of 1% of the principal amount on the third year up to the sixth year from the initial drawdown date, with balance payable upon maturity on December 28, 2022	December 28, 2015 and February 24, 2016	7,000	—	—	6,983(*)	6,973(*)
PLDT
Php3,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on February 22, 2027	February 20, 2017	3,000	—	—	2,986(*)	—
PLDT
Php6,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on August 30, 2023	August 30, 2016 and November 10, 2016	6,000	—	—	5,915(*)	5,971(*)
PLDT
Php8,000M	July 14, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn starting from the end of the first year after the initial drawdown date until the ninth year and the balance payable on maturity on March 1, 2027	February 27, 2017	8,000	—	—	7,963(*)	—
PLDT
Php6,500M	September 20, 2016	BPI	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on November 2, 2023	November 2, 2016 and December 19, 2016	6,500	—	—	6,407(*)	6,483(*)
Smart
Php3,000M	September 28, 2016	BDO	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026	October 5, 2016	3,000	—	—	2,970	2,985(*)
Smart
Php5,400M	September 28, 2016	Union Bank	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023	Various dates in 2013-2014	5,400	—	—	5,333(*)	5,374(*)
PLDT
Php5,300M	October 14, 2016	BPI	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on December 19, 2023	December 19, 2016	5,300	—	—	5,224(*)	5,300(*)
Smart
Php2,500M	October 27, 2016	CBC	Annual amortization rate of 10% of the amount drawn starting on the third year up to the sixth year, with balance payable upon maturity on December 8, 2023	December 8, 2016	2,500	—	—	2,500	2,500
								Php60,920	Php50,368

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

Loan	Date of Loan			Dates	Drawn	Cancelled Undrawn		Outstanding Amounts
Amount	Agreement	Lender(s)	Terms	Drawn	Amount	Amount	Paid in full on	2017	2016
					(in millions)			(in millions)
Smart
Php4,000M	October 28, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn from first year up to the ninth year and the balance payable upon maturity on April 5, 2027	April 5, 2017	Php4,000	Php–	—	Php1,971(*)	Php–
Smart
Php1,000M	December 16, 2016	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027	December 7, 2017	1,000	—	—	1,000	—
Smart
Php2,000M	December 22, 2016	LBP	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028	January 22, 2018	2,000	—	—	—	—
PLDT
Php3,500M	December 23, 2016	LBP	Annual amortization rate of 1% on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on April 5, 2027	April 5, 2017	3,500	—	—	3,484(*)	—
Smart
Php1,500M	April 18, 2017	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth year anniversary of the advance and the balance payable upon maturity on January 3, 2025	January 3, 2018	1,500	—	—	—	—
PLDT
Php2,000M	May 24, 2017	Security Bank	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027	May 29, 2017	2,000	—	—	1,990	—
PLDT
Php3,500 M	July 5, 2017	LBP	Annual amortization rate of 1% on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on July 12, 2027	July 10, 2017	3,500	—	—	3,500	—
PLDT
Php1,500M	August 29, 2017	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first year up to the ninth year after the drawdown date and the balance payable upon maturity	—	—	—	—	—	—
Smart
Php1,000M	September 28, 2017	Union Bank	Annual amortization rate of 1% of the amount drawn starting on the first year anniversary of the advance up to the ninth year anniversary of the advance and the balance payable upon maturity on February 21, 2028	February 19, 2018	1,000	—	—	—	—
								11,945	—
								Php 106,982	Php 90,833

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.